Fixed Assets - Summary of Fixed Asset Net (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 91,533	$ 91,533	$ 91,533	$ 90,008
Accumulated Depreciation	62,288	53,853	50,275	36,607
Fixed Assets, net	29,245	37,680	41,258	53,401
Research Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Cost	28,654	28,654	28,654	28,654
Accumulated Depreciation	22,098	18,383	16,916	12,733
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	58,230	58,230	58,230	56,705
Accumulated Depreciation	38,276	33,905	31,910	22,774
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	4,649	4,649	4,649	4,649
Accumulated Depreciation	$ 1,914	$ 1,565	$ 1,449	$ 1,100